Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 1,192,218	$ 72,379
Accounts receivable, net of allowance for doubtful accounts	22,661,594	9,729,625
Other receivables and prepayment	2,749,000	2,376,745
Amounts due from related parties	4,935,698	11,760,692
Total current assets	31,538,510	23,939,441
Non-current assets:
Property and equipment, net	898,007	5,044,872
Intangible assets, net	52,763,998	1,154,197
Goodwill	11,728,600	7,239,936
Amount due from a related party		204,412
Other receivables, net (Long term)	150,286
Total non-current assets	65,540,891	13,643,417
TOTAL ASSETS	97,079,401	37,582,858
Current liabilities:
Accounts payable	758,386	2,932,158
Accrued liabilities and other payables	28,239,477	16,488,866
Deferred revenue	1,286,635	2,326,406
Tax payable	71,358
Amounts due to related parties	3,378,031	3,563,683
Total current liabilities	33,733,887	25,311,113
Non-current liabilities:
Accrued liabilities and other payables	244,755
Total non- current liabilities	244,755
TOTAL LIABILITIES	33,978,642	25,311,113
Commitments and contingencies
Share capital
Preferred stock, $0.01 par value; 1,000,000 shares authorized, issued and outstanding at December 31, 2018; Nil shares authorized, issued and outstanding at December 31, 2017	10,000
Common stock, $0.01 par value; 250,000,000 shares authorized; 199,317,599 shares issued and outstanding at December 31, 2018; $1 par value; 50,000 shares authorized; 1 share issued and outstanding at December 31, 2017	1,993,176	1
Additional paid-in capital	102,125,814	41,819,685
Accumulated deficit	(41,863,694)	(29,936,158)
Accumulated other comprehensive income	835,463	388,217
Total Shareholders' Equity	63,100,759	12,271,745
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 97,079,401	$ 37,582,858